LOANS AND DEBENTURES	12 Months Ended
Dec. 31, 2025
Loans And Debentures
LOANS AND DEBENTURES

13       LOANS AND DEBENTURES

The list of loans and debentures held by the Company, as of December 31, 2025 and 2024, is as follows:

Financial debt	Maturity Date	Interest Rate	12/31/2025	12/31/2024
Bank Occidente
Q2 2022 Promissory Note (“5º Promissory Note”)	May 2026	6.25%	1,153	3,882
Q3 2022 Promissory Note (“6º Promissory Note”)	August 2026	6.25%	2,088	4,709
Q2 2023 Promissory Note (“7º Promissory Note”)	June 2026	7.50%	-	1,320
Q1 2024 Promissory Note (“8° Promissory Note”)	February 2026	7.50%	446	3,000
Q3 2024 Promissory Note (“9° Promissory Note”)	July 2027	8.00%	2,730	4,178
Bank Atlántida
Q2 2022 Loan Agreement (“7º Loan”)	March 2027	6.50%	3,125	5,625
Bank ABC Brasil S.A.
Q4 2022 Loan Agreement (“5º Loan”)	January 2026	5.38%	2,194	10,968
Bank Santander Mexico
Q3 2024 Loan Agreement (“5° Loan”)	July 2027	* SOFR + 3.8%	22,083	35,333
Bank Santander Brazil
Q3 2023 Loan Agreement (“4° Loan)	November 2028	9.51%	78,047	104,073
Bank Safra
Q3 2024 Loan Agreement (“2° Loan”)	August 2026	7.10%	20,529	20,513
Bank Brasil
Q1 2024 Loan Agreement (“1º Loan”)	December 2028	6.50%	10,000	10,003
Bank Bradesco
Q1 2022 Loan Agreement (“1º Loan”)	February 2025	* CDI + 2.342%	-	2,453
Q4 2024 Loan Agreement (“2° Loan”)	December 2028	6.50%	43,033	43,000
Other banks
BTG Pactual	November 2027	6.70%	20,116	20,116
Debentures payable
Debentures – 2nd issuance	October 2030	CDI + 1.60%	186,433	162,515
Gold Royalty Corp
Gold linked loan	December 2029	8.5%	13,291	11,416
Nemesia SARL
Nemesia SÀRL	(a)	7%	5,900	-
Total			411,168	443,104
Current			99,548	82,007
Non-Current			311,620	361,097

* Definition: Secured Overnight Financing Rate Data (“SOFR”) and Certificates of Interbank Deposits (“CDI”)

(a) This loan was recognized in the Company’s financial statements as a result of the acquisition of Bluestone.

On February 7, 2025, Aura, Nemesia S.à.r.l., and Bluestone, signed a term sheet for the purchase and assignment of the debt obligation related to the Era Dorada Project held by Bluestone. On March 14, 2025, the parties executed a Debt Purchase and Assignment Agreement, reflecting the terms previously agreed between the parties and subject to certain closing conditions, including approval from Toronto Stock Exchange (“TSX”). On April 15, 2025, the parties closed the transaction, pursuant to which Aura acquired from Nemesia S.à.r.l. all of Nemesia’s rights, title, and interest in the outstanding debt of Bluestone in exchange for 1,218,222 common shares of Aura and an unsecured promissory note in the principal amount of $5.9 million payable from Aura to Nemesia S.à.r.l (the “New Promissory Note”), The New Promissory Note has a fixed interest rate of 7% and becomes due once Era Dorada Project achieves commercial production within the next 20 years. The fair value of the 1,218,222 common shares issued was $22.8 million, based on Aura’s share price at the closing date. The transaction resulted in a loss on settlement of liability with equity instruments of $8.8 million, recognized as a finance expense (Note 24) for the year ended December 31, 2025.

The future flows of loans and debentures payments are as follows:

Amount
2027	81,842
2028	50,396
2029	59,794
2030	59,794
2031 onwards	59,794
Total	311,620

Financial Covenants

Mineração Apoena S.A. (“Apoena”) – subsidiary of the Company

- Bank BTG Pactual.: Principal of US$ 20,000 entered in December 2024

The agreement has financial covenants where Net Debt should be lower than 2.75x over the last 12 months EBITDA. The covenant is measured on a quarterly basis at Aura Minerals Inc.

Aranzazu Holdings SA de CV (“Aranzazu”) – subsidiary of the Company

- Bank Santander México S.A.: Principal amount of $15,000, in August 2024 plus $22,000 in December, 2024

The agreement has financial covenants where: Net Debt should be lower than 1.5x over the last 12 months EBITDA; and last 12 months EBITDA over the interest expense should be over or equal 5.0x. The covenant is measured on a quarterly basis at the subsidiary.

Aura Almas Mineração S.A. (“Almas”) – subsidiary of the Company

- Debentures: Principal of R$1 billion (US$161,491) entered in October 2024

The agreement also includes a quarterly financial covenant where the net debt to the last 12 months EBITDA ratio not exceed:

- in the case of Aura Minerals, 2.75x through June 30, 2025;

- in the case of Almas, 2.00x from July 1, 2025 through October 2, 2027; and

- in the case of Almas, 1.50x thereafter through maturity;

Aura Almas Mineração S.A. (“Almas”) – subsidiary of the Company

- Swap agreement entered in October 2024.

The agreement also includes a quarterly financial covenant where the net debt to the last 12 months EBITDA ratio not exceed:

- in the case of Aura Minerals, 2.75x through June 30, 2025;

- in the case of Almas, 2.00x from July 1, 2025 through October 2, 2027; and

- in the case of Almas, 1.50x thereafter through maturity;

Aura Almas Mineração S.A. (“Almas”) – subsidiary of the Company

- Safra Bank: Principal of US$ 20,000 entered in August 2024

The agreement has financial covenants where Net Debt should be lower than 2.75x over the last 12 months EBITDA. The covenant is measured on a quarterly basis at Aura Minerals Inc.

Cascar Brasil Mineração Ltda. (“Cascar”) – subsidiary of the Company (Borborema Project)

- Santander Brasil S.A., principal of $100,750 entered in September 2023

The agreement has one annual financial covenant requiring that, beginning in the year ended December 31, 2025, following an initial grace period, where Cascar’s Net Debt should be lower than 1.5x over Cascar’s last 12 months EBITDA.

For the years ended December 31, 2025 and 2024, the Company and its subsidiaries are in compliance with all the financial covenants.